Expense Example - S000028707 [Member]	Dec. 31, 2025 USD ($)
C000087832 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,100
C000087833 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	$ 1,390